Income Taxes - The tax expense at statutory rates for the Company (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	[1]	Dec. 31, 2021	Dec. 31, 2020
Tax expense at statutory rates for the Company reconciled to the reported loss
Net loss for the year	$ (21,117)	$ (55,710)		$ (141,299)	$ (56,631)
Canadian Federal and Provincial income tax rates				27.00%	27.00%
Income tax recovery based on the above rates				$ (38,151)	$ (15,290)
Permanent differences				8,597	981
Effect of differences in future and foreign tax rates				22,721	11,152
Foreign exchange and other				1	(142)
Expiry of losses as a result of the Business Combination (Note 6)				9,181
Valuation allowance changes affecting the provision of income taxes				$ (2,349)	$ 3,299

[1]	The condensed consolidated statements of loss and comprehensive loss for the three months ended March 31, 2021 was restated. Refer to the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2021 filed with the Securities and Exchange Commission on November 15, 2021.